FINANCIAL DEBT - Loans for purchase of equipment (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt	$ 469,189	$ 519,943	$ 588,636